Stock-based Compensation Stock-Based Compensation Expense Award Types Weight Avg Assumptions (Details) (USD $)	3 Months Ended			12 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Mar. 31, 2013 Stock Options [Member]	Mar. 31, 2012 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield					0.00%	0.00%
Expected stock price volatility					107.60%	102.00%
Risk-free interest rate					1.00%	1.20%
Expected term (in years)					5 years 9 months 18 days	6 years 1 month
Weighted-average grant date fair-value					$ 0.22	$ 0.41
Options, Outstanding, Intrinsic Value					$ 106,800	$ 2,800
Options, Exercisable, Intrinsic Value					$ 50,800	$ 11,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms			0 years	8 years 8 months 9 days